Stock-Based Compensation - Summary Activity of the Restricted Common Stock (Details) - Restricted Common Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Schedule of Activity of the Restricted Common Stock [Line Items]
Number of Shares, Unvested balance	329,104
Weighted Average Grant Date Fair Value, Unvested balance	$ 10.6
Number of Shares, Granted	543,488	329,104
Weighted Average Grant Date Fair Value, Granted	$ 20.41	$ 10.6
Number of Shares, Vested	(82,276)
Weighted Average Grant Date Fair Value, Vested	$ 10.6
Number of Shares, Forfeited	(31,990)
Weighted Average Grant Date Fair Value, Forfeited	$ 27.27
Number of Shares, Unvested balance	758,326	329,104
Weighted Average Grant Date Fair Value, Unvested balance	$ 16.93	$ 10.6